TAXATION - Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020
TAXATION
Deferred tax liabilities recognized on the acquisition date			$ 4,469,630
Deferred tax [Note 20]	$ 2,388,608	$ (3,892,570)
Deferred tax liabilities	$ 47,935,998	$ 41,077,761